COMMITMENTS AND CONTINGENCIES (Details Narrative)																						3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 15, 2022 USD ($) shares	Dec. 06, 2021 USD ($) shares	Sep. 03, 2021 USD ($)	Jul. 01, 2021 USD ($) m²	May 04, 2021 USD ($) shares	Mar. 02, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) m²	Apr. 26, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 01, 2019	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($)	Aug. 08, 2006 USD ($)	May 08, 2006 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Mar. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Jul. 02, 2021 USD ($) m²	Dec. 31, 2020 USD ($)	Aug. 08, 2019 $ / shares shares	Sep. 13, 2017 USD ($)	May 28, 2015 $ / shares shares
Loss Contingencies [Line Items]
Annual salary																									$ 779,742	$ 734,427
Accrued salary balance																						$ 3,077,393	$ 2,991,191		3,077,393	2,991,191
Stock Issued During Period, Shares, New Issues | shares	7,398,639	1,479,728			1,479,728
Payment for debt																									60,000	50,000
Stock Issued During Period, Value, New Issues	$ 443,918	$ 88,784			$ 88,784	$ 88,784
Accrued Interest payable																							31,657			31,657					$ 5,479
Lessee, Operating Lease, Term of Contract																																	2 years
Area of Land | ft²							5,000
Lessee, Operating Lease, Liability, to be Paid, Year One							$ 42,000															42,242			42,242								$ 39,200
Lessee, Operating Lease, Liability, to be Paid, Year Two							$ 44,800															$ 8,644			$ 8,644								$ 42,000
Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Area of Land | m²										4,560.57																				6,000
[custom:RentIncreasePercentage]										5.00%
Lessee, Operating Lease, Liability, to be Paid, Year One																														$ 8,645
Lessee, Operating Lease, Liability, to be Paid, Year Two										$ 45,150
Common Class A [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Value, New Issues			$ 242,100
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																						$ 0.08			$ 0.08
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																						$ 3,728	3,195		$ 3,728	3,195
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																						1,243	1,065		1,243	1,065
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term description																		The term of the agreement is a five-year period
Annual salary																		$ 210,000							422,561		$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																		6.00%
Agreement term													5 years														5 years	5 years
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																													20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary								$ 20,000			$ 20,000
Annual cash compensation															$ 140,000	$ 120,000
Educational expenses																$ 11,000
Warrants term															3 years	3 years																5 years		3 years
Warrant to purchase common stock shares | shares															6,000,000	2,000,000													121,448			6,000,000		3,000,000
Warrant exercise price per share | $ / shares															$ 0.001	$ 0.001																$ 0.2299		$ 0.001
Warrants maturity date															May 20, 2026																			May 28, 2022
One-time bonus											$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Annual cash compensation									$ 60,000
Warrants term									3 years
Warrant to purchase common stock shares | shares									2,000,000
Warrant exercise price per share | $ / shares									$ 0.2299
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																	20 years
License fee																					$ 10,000
License maintenance fee																					10,000
Annual research fee																				$ 13,700
Stock Issued During Period, Shares, New Issues | shares																	2,200,000
Royalty percentage																	2.00%
Termination agreement description																	The Company can terminate the agreement upon a
[custom:LicenseTerminationFee-0]																	$ 5,000
Payment for debt																									60,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares												4,025,652
Payment for debt												$ 265,244
Stock Issued During Period, Value, New Issues												$ 281,659
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Cost, Maintenance																					$ 10,000
Intellectual Property Transfer Agreement [Member] | Kim Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																			$ 120,000
Debt instrument maturity date																			Dec. 26, 2007
Outstanding balance																						65,292	65,292		65,292	65,292
Accrued Interest payable																						1,962			1,962
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent																									2,508
Operating lease term, description							the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters
Operating Lease Agreements [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Payments for rent																								$ 44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Loss Contingencies [Line Items]
Payments for rent																									42,000
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Payments for rent				$ 8,645						$ 45,150
Lessee, Operating Lease, Term of Contract				5 years						5 years
Area of Land | m²				6,000						4,560.57
[custom:RentIncreasePercentage]										5.00%
Operating Lease Agreements [Member] | President [Member]
Loss Contingencies [Line Items]
Payments for rent														$ 960								$ 0	$ 3,683		$ 0	$ 3,683
Lessee, Operating Lease, Term of Contract														8 years